Average Annual Total Returns - ProShares Ultra Consumer Services	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	Dow Jones U.S. Consumer ServicesSM Index OneYear		Dow Jones U.S. Consumer ServicesSM Index FiveYears		Dow Jones U.S. Consumer ServicesSM Index TenYears
Total	52.43%	19.62%	30.53%	52.36%	19.57%	30.48%	31.08%	16.03%	27.28%	26.93%	[1]	10.74%	[1]	16.78%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.